DISCONTINUED OPERATIONS - Discontinued operations statements of cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Cash flows related to operating activities	$ 10,473	$ 9,493	$ 3,254
Cash flows related to investing activities	(1,947)	(3,521)	(53,116)
Cash flows provided by (used in) discontinued operations	$ 8,526	$ 5,972	$ (49,862)